CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2010	$ 72,663,137	$ 200,000	$ 33,338,096		$ 2,192,996	$ 2,674,457	$ 25,887,113	$ 8,370,475
Balance, shares at Dec. 31, 2010		20,000,000
Net income	13,054,652						11,547,705	1,506,947
Transfer to statutory reserve						1,210,351	(1,210,351)
Share-based compensation to employee	105,605		105,605
IPO expense compensation	440,955		440,955
Foreign currency translation adjustment	3,102,645				3,102,645
Balance at Dec. 31, 2011	89,366,994	200,000	33,884,656		5,295,641	3,884,808	36,224,467	9,877,422
Balance, shares at Dec. 31, 2011		20,000,000
Net income	2,716,378						2,381,279	335,099
Transfer to statutory reserve						294,219	(294,219)
Common shares repurchase	(96,608)			(96,608)
Common shares repurchase, shares				(98,041)
Share-based compensation to employee	86,799		86,799
Foreign currency translation adjustment	703,573				703,573
Balance at Dec. 31, 2012	92,777,136	200,000	33,971,455	(96,608)	5,999,214	4,179,027	38,311,527	10,212,521
Balance, shares at Dec. 31, 2012	19,901,959	20,000,000		(98,041)
Net income	4,069,844						3,643,404	426,440
Transfer to statutory reserve						436,672	(436,672)
Foreign currency translation adjustment	1,647,348				1,647,348
Balance at Dec. 31, 2013	$ 98,494,328	$ 200,000	$ 33,971,455	$ (96,608)	$ 7,646,562	$ 4,615,699	$ 41,518,259	$ 10,638,961
Balance, shares at Dec. 31, 2013	19,901,959	20,000,000		(98,041)